FI - Qualitative information about level 3 assets at fair value (Details 15) - Recurring basis SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2016 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1	SFr 39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 174	0	SFr 300	SFr 158
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	10
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	450
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	259
Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 70	14	0	0
Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	12,765	8,369	14,691	14,531
Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	3,977	2,110	4,456	4,563
Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,674	999	2,289	1,745
Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 448	SFr 370
Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(85.00%)	(80.00%)
Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	99.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	23.00%	28.00%
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 101	SFr 326
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	3	38
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,004	991
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	308	327
Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 817	SFr 303
Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	117.00%	142.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	86.00%	72.00%
Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 605	SFr 431	373	814
Trading assets | Debt securities | RMBS | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 445
Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	2.00%	2.00%
Discount rate (in %)	0.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	30.00%	28.00%
Discount rate (in %)	47.00%	37.00%
Default rate (in %)	10.00%	12.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	12.00%	10.00%
Discount rate (in %)	8.00%	14.00%
Default rate (in %)	3.00%	4.00%
Loss severity (in %)	43.00%	54.00%
Trading assets | Debt securities | RMBS | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 120
Trading assets | Debt securities | RMBS | Market comparable | Minimum
Unobservable input
Price (in %)	21.00%
Trading assets | Debt securities | RMBS | Market comparable | Maximum
Unobservable input
Price (in %)	30.00%
Trading assets | Debt securities | RMBS | Market comparable | Weighted average
Unobservable input
Price (in %)	26.00%
Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 65	SFr 35	57	215
Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	8.00%	8.00%
Prepayment rate (in %)	0.00%	1.00%
Discount rate (in %)	2.00%	1.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	9.00%	11.00%
Prepayment rate (in %)	15.00%	15.00%
Discount rate (in %)	27.00%	8.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	9.00%	11.00%
Prepayment rate (in %)	9.00%	11.00%
Discount rate (in %)	10.00%	5.00%
Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,165	SFr 178	1,429	1,298
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 195
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	328	273
Prepayment rate (in %)	0.00%	2.00%
Discount rate (in %)	7.00%	6.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	3.00%	3.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	328	273
Prepayment rate (in %)	30.00%	20.00%
Discount rate (in %)	27.00%	15.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	100.00%	85.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	328	273
Prepayment rate (in %)	10.00%	10.00%
Discount rate (in %)	15.00%	9.00%
Default rate (in %)	2.00%	3.00%
Loss severity (in %)	45.00%	67.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 851
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	208.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	208.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	208.00%
Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 240	SFr 135	337	871
Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	3
Price (in %)	0.00%	100.00%
Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	8	8
Price (in %)	100.00%	100.00%
Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	6	6
Price (in %)	70.00%	100.00%
Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,305	SFr 3,311	5,051	4,831
Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 748	SFr 714	782	791
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	20.00%	20.00%
Prepayment rate (in %)	1.00%	4.00%
Volatility skew (in %)	(7.00%)	(5.00%)
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	32.00%	35.00%
Volatility skew (in %)	1.00%	1.00%
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	65.00%	35.00%
Prepayment rate (in %)	16.00%	17.00%
Volatility skew (in %)	(2.00%)	(2.00%)
Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 688	SFr 454	1,580	1,568
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	0	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	6.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	15.00%	14.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	1,635	969
Prepayment rate (in %)	13.00%	15.00%
Recovery rate (in %)	45.00%	45.00%
Discount rate (in %)	45.00%	40.00%
Default rate (in %)	33.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	396	105
Prepayment rate (in %)	5.00%	5.00%
Recovery rate (in %)	10.00%	15.00%
Discount rate (in %)	21.00%	19.00%
Default rate (in %)	5.00%	6.00%
Loss severity (in %)	69.00%	64.00%
Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 914	SFr 813	1,181	936
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(80.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	2.00%	0.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	99.00%
Gap risk (in %)	2.00%	2.00%
Volatility (in %)	180.00%	163.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	71.00%
Correlation (in %)	21.00%	21.00%
Gap risk (in %)	1.00%	1.00%
Volatility (in %)	32.00%	10.00%
Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,243	SFr 2,813	4,847	4,266
Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 882	SFr 830
Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	19	18
Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	8
Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,005	SFr 1,678
Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	116.00%	110.00%
Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	39.00%	24.00%
Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 72	SFr 36	155	148
Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,906	1,657	2,104	2,035
Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	8	7
Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	310	285
Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,588	SFr 1,365	1,687	1,669
Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	19	19
Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	6
Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 318	SFr 292	417	366
Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	6,585	5,212	8,991	8,950
Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	3,816	2,747	5,837	5,735
Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,959	SFr 2,270
Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	5	52
Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	5,400	1,421
Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	544	384
Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 852	SFr 476
Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	51.00%	44.00%
Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,829	SFr 1,830	1,623	1,729
Loans - of which financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,588	SFr 1,585
Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	67	59
Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	952	1,364
Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	342	447
Loans - of which financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 149	SFr 245
Loans - of which financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Loans - of which financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)	550.00%	95.00%
Loans - of which financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)	483.00%	80.00%
Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 138	SFr 128	111	112
Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,679	2,176	2,838	7,087
Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,316	1,973	2,399	6,768
Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 760	SFr 1,392
Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	117	117
Recovery rate (in %)	6.00%	3.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,082	976
Recovery rate (in %)	100.00%	100.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	334	234
Recovery rate (in %)	74.00%	75.00%
Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 356	SFr 361
Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%	101.00%
Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	78.00%	67.00%
Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 23,390	SFr 17,631	29,190	33,021
Bank | Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets	1	39
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 174	0	300	158
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	10
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	450
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	259
Bank | Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 70	14	0	0
Bank | Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	12,765	8,369	14,691	14,532
Bank | Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	3,977	2,110	4,456	4,564
Bank | Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,674	999	2,289	1,746
Bank | Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 448	SFr 370
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(85.00%)	(80.00%)
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	99.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	23.00%	28.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 101	SFr 326
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	3	38
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,004	991
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	308	327
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 817	SFr 303
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	117.00%	142.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	86.00%	72.00%
Bank | Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 605	SFr 431	373	814
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 445
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	2.00%	2.00%
Discount rate (in %)	0.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	30.00%	28.00%
Discount rate (in %)	47.00%	37.00%
Default rate (in %)	10.00%	12.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	12.00%	10.00%
Discount rate (in %)	8.00%	14.00%
Default rate (in %)	3.00%	4.00%
Loss severity (in %)	43.00%	54.00%
Bank | Trading assets | Debt securities | RMBS | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 120
Bank | Trading assets | Debt securities | RMBS | Market comparable | Minimum
Unobservable input
Price (in %)	21.00%
Bank | Trading assets | Debt securities | RMBS | Market comparable | Maximum
Unobservable input
Price (in %)	30.00%
Bank | Trading assets | Debt securities | RMBS | Market comparable | Weighted average
Unobservable input
Price (in %)	26.00%
Bank | Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 65	SFr 35	57	215
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	8.00%	8.00%
Prepayment rate (in %)	0.00%	1.00%
Discount rate (in %)	2.00%	1.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	9.00%	11.00%
Prepayment rate (in %)	15.00%	15.00%
Discount rate (in %)	27.00%	8.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	9.00%	11.00%
Prepayment rate (in %)	9.00%	11.00%
Discount rate (in %)	10.00%	5.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,165	SFr 178	1,429	1,298
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 195
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	328	273
Prepayment rate (in %)	0.00%	2.00%
Discount rate (in %)	7.00%	6.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	3.00%	3.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	328	273
Prepayment rate (in %)	30.00%	20.00%
Discount rate (in %)	27.00%	15.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	100.00%	85.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	328	273
Prepayment rate (in %)	10.00%	10.00%
Discount rate (in %)	15.00%	9.00%
Default rate (in %)	2.00%	3.00%
Loss severity (in %)	45.00%	67.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 851
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)	208.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)	208.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)	208.00%
Bank | Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 240	SFr 135	337	871
Bank | Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	3	3
Price (in %)	0.00%	100.00%
Bank | Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	8	8
Price (in %)	100.00%	100.00%
Bank | Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	6	6
Price (in %)	70.00%	100.00%
Bank | Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,305	SFr 3,311	5,051	4,831
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 748	SFr 714	782	791
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	20.00%	20.00%
Prepayment rate (in %)	1.00%	4.00%
Volatility skew (in %)	(7.00%)	(5.00%)
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	32.00%	35.00%
Volatility skew (in %)	1.00%	1.00%
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	65.00%	35.00%
Prepayment rate (in %)	16.00%	17.00%
Volatility skew (in %)	(2.00%)	(2.00%)
Bank | Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 688	SFr 454	1,580	1,568
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	0	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	1.00%	6.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	15.00%	14.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	1,635	969
Prepayment rate (in %)	13.00%	15.00%
Recovery rate (in %)	45.00%	45.00%
Discount rate (in %)	45.00%	40.00%
Default rate (in %)	33.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	396	105
Prepayment rate (in %)	5.00%	5.00%
Recovery rate (in %)	10.00%	15.00%
Discount rate (in %)	21.00%	19.00%
Default rate (in %)	5.00%	6.00%
Loss severity (in %)	69.00%	64.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 914	SFr 813	1,181	936
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(80.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	2.00%	0.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	99.00%
Gap risk (in %)	2.00%	2.00%
Volatility (in %)	180.00%	163.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	71.00%
Correlation (in %)	21.00%	21.00%
Gap risk (in %)	1.00%	1.00%
Volatility (in %)	32.00%	10.00%
Bank | Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 4,243	SFr 2,813	4,847	4,266
Bank | Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 882	SFr 830
Bank | Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Bank | Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	19	18
Bank | Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	8
Bank | Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,005	SFr 1,678
Bank | Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	116.00%	110.00%
Bank | Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	39.00%	24.00%
Bank | Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 72	SFr 36	155	148
Bank | Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	1,906	1,657	2,104	2,034
Bank | Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	8	7
Bank | Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	310	285
Bank | Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,588	SFr 1,365	1,687	1,669
Bank | Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Bank | Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	19	19
Bank | Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	6
Bank | Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 318	SFr 292	417	365
Bank | Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	6,585	5,212	8,991	8,950
Bank | Loans - of which commercial and industrial
Quantitative information about level 3 assets at fair value
Fair value, assets	3,816	2,747	5,837	5,735
Bank | Loans - of which commercial and industrial | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 2,959	SFr 2,270
Bank | Loans - of which commercial and industrial | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	5	52
Bank | Loans - of which commercial and industrial | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	5,400	1,421
Bank | Loans - of which commercial and industrial | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	544	384
Bank | Loans - of which commercial and industrial | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 852	SFr 476
Bank | Loans - of which commercial and industrial | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Loans - of which commercial and industrial | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Bank | Loans - of which commercial and industrial | Market comparable | Weighted average
Unobservable input
Price (in %)	51.00%	44.00%
Bank | Loans - of which financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,829	SFr 1,830	1,623	1,729
Bank | Loans - of which financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,588	SFr 1,585
Bank | Loans - of which financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	67	59
Bank | Loans - of which financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	952	1,364
Bank | Loans - of which financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	342	447
Bank | Loans - of which financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 149	SFr 245
Bank | Loans - of which financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Loans - of which financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)	550.00%	95.00%
Bank | Loans - of which financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)	483.00%	80.00%
Bank | Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 138	SFr 128	111	112
Bank | Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,679	2,176	2,838	7,087
Bank | Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,316	1,973	2,399	6,768
Bank | Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 760	SFr 1,392
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	117	117
Recovery rate (in %)	6.00%	3.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,082	976
Recovery rate (in %)	100.00%	100.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	334	234
Recovery rate (in %)	74.00%	75.00%
Bank | Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 356	SFr 361
Bank | Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%	101.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	78.00%	67.00%
Bank | Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 23,390	SFr 17,631	SFr 29,190	SFr 33,021